CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (424,863)	$ (117,209)	$ (166,867)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	16,611	13,929	14,610
Amortization of intangible assets	6,246	4,952	2,577
Share based compensation expenses	236,836	221,391	147,313
Amortization of debt discount and debt issuance costs	5,213	5,298	29,954
Changes in accrued interest and exchange rate on short-term and long-term deposits	(86)	(20)	(43)
Amortization of premium, discount and accrued interest on marketable securities, net	6,252	7,843	4,471
Remeasurement gain (loss) on Marketable equity securities	200,338	(166,323)	0
Deferred taxes, net	(57,865)	54,454	12,089
Changes in operating lease right-of-use assets	45,440	28,441	17,867
Changes in operating lease liabilities	(45,051)	(26,688)	(15,807)
Increase in trade receivables	(11,719)	(6,250)	(6,457)
Increase in prepaid expenses and other current and long-term assets	(5,912)	(98,468)	(89,386)
Increase (decrease) in trade payables	(18,514)	26,595	41,967
Increase in employees and payroll accruals	2,862	19,391	25,326
Increase in short-term and long-term deferred revenues	55,387	82,361	117,664
Increase in accrued expenses and other current and long-term liabilities	25,977	15,988	12,771
Net cash provided by operating activities	37,152	65,685	148,049
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	644,809	732,015	294,225
Investment in short-term and restricted deposits	(766,021)	(572,631)	(577,000)
Investment in marketable securities	(202,611)	(29,377)	(763,581)
Proceeds from marketable securities	290,113	312,201	277,335
Purchase of property and equipment and lease prepayment	(68,554)	(35,770)	(18,403)
Capitalization of internal use of software	(2,110)	(1,930)	(450)
Payments for businesses acquired, net of acquired cash	0	(42,729)	(6,626)
Proceeds from sale of equity securities	51,596	18,771	0
Purchases of investments in privately held companies	(1,300)	(3,681)	(1,185)
Proceeds from realization of investments in privately held company	0	0	1,098
Investment in other assets	(580)	0	(5,643)
Net cash provided by (used in) investing activities	(54,658)	376,869	(800,230)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	0	0	575,000
Payments of debt issuance costs	0	0	(15,713)
Purchase of capped call	0	0	(46,000)
Purchase of treasury shares	(231,873)	(200,000)	0
Proceeds from exercise of options and ESPP shares	42,710	39,943	39,649
Net cash provided by (used in) financing activities	(189,163)	(160,057)	552,936
Increase (decrease) in cash and cash equivalents	(206,669)	282,497	(99,245)
Cash and cash equivalents at the beginning of the year	451,355	168,858	268,103
Cash and cash equivalents at the end of the year	244,686	451,355	168,858
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	11,422	6,523	5,810
Interest received during the year	23,727	20,154	18,647
Supplemental information for non-cash transactions
Right-of-use asset recognized with corresponding lease liability	142,496	41,130	29,137
Non-cash purchase of property and equipment	9,368	9,324	1,007
Conversion of Convertible Notes	$ 0	$ 78,949	$ 179